Other gains, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Income And Expenses [Abstract]
Net exchange (loss)/gain	$ 622	$ (421)	$ (410)
Forfeiture of advances from customers (Note (i))	1,654	1,245	1,369
Government subsidy income (Note (ii))	3,281	3,063	1,394
ADR reimbursement from depositary bank	410	251	224
Fair value gains/(losses) on short-term investments	(316)	1,404	107
Impairment on long-term investments	(4,038)
Fair value change in contingent consideration payable	418	(81)
Others	172	391	308
Total	$ 2,203	$ 5,852	$ 2,992